Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
10. Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and amounts due from related parties. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon several factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable and related parties by performing ongoing credit evaluations of these counterparties’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For the six-month periods ended June 30, 2024 and 2023, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	Six months ended June 30, 2024	Six months ended June 30, 2023
A	23%	-
B	20%	-
C	14%	-
D	12%	26%
E	-	21%
F	-	11%

The maximum aggregate amount of loss due to credit risk that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant time charter parties, amounted to $2,114 and $1,638 as of June 30, 2024, and 2023, respectively.

Fair value of assets and liabilities

The principal financial assets of the Company consist of cash at banks, accounts receivable trade, net, insurance claims, and amounts due from related party(ies). The principal financial liabilities of the Company consist of accounts payable, trade and other, and amounts due to related party(ies).

Cash and cash equivalents, accounts receivable, insurance claims, amounts due from related party/(ies) and accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. The carrying value of these instruments is separately reflected in the accompanying consolidated balance sheets.

Six months ended June 30, 2024- Non-recurring fair value measurement and fair value change of Vessel held for sale:

On April 25, 2024, the Company considered that the Baltimore met the held for sale classification criteria and classified it under current assets as “Vessel held for sale” at a fair value of $17,774 (which was lower than its carrying amount), based on Level 1 inputs of the fair value hierarchy by reference to the vessel’s sales price less estimated cost to sell. No additional impairment loss was recognized upon remeasurement on June 30, 2024 (Note 5).

Six months ended June 30, 2023- Recurring and Non-recurring fair value measurements related to the warrants’ liability.

The private placement warrants were initially recorded at fair value on their issuance date and subsequent settlement dates with the offsetting adjustments recorded in “Change in fair value of warrants’ liability” within the accompanying unaudited interim consolidated statements of comprehensive (loss)/income (Note 7(b)). The fair value of the private placement warrants at their issuance date (i.e., February 10, 2023), and subsequent settlement dates, has been determined through Level 3 inputs of the fair value hierarchy. The Company weighed the probability that such warrants were alternatively cashless exercised for common shares in the initial fair value measurement of the private placement warrants, while the Black-Scholes option pricing model was applied under the following assumptions: (a) expected volatility (b) risk free rate (c) market value of common stock of, which was the current market price at each fair value measurement date. Fair value sensitivity was driven by the stock price at the time of valuation and is limited in terms of the other parameters.

Recurring fair value measurement of warrants’ liability at subsequent measurement date:

•	On subsequent remeasurement date as of June 30, 2023, a fair value of $409.

Non-recurring fair value measurements from warrants’ subsequent settlements:

•	At partial settlement date as of June 8, 2023, a fair value of $286;
•	At partial settlement date as of June 15, 2023, a fair value of $276;
•	At partial settlement date as of June 16, 2023, a fair value of $141; and
•	At partial settlement date as of June 20, 2023, a fair value of $57.

The initial and subsequent recurring and non-recurring fair value changes of the warrants’ liability resulted in an aggregate gain of $6,335 in the six months ended June 30, 2023, which is presented in “Changes in fair value of warrants’ liability” in the accompanying unaudited interim consolidated statement of comprehensive (loss)/ income.